Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Liabilities
Schedule of defined contribution plans
	Year ended December 31,
	2018	2017	2016
	USD in thousands

Expenses in respect of defined contribution plans	$65	$52	$31